Note 1 - Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Property Plant and Equipment Useful Life [Table Text Block]
	Years
Computers, software, and office equipment	3	-	10
Leasehold improvements (1)	1	-	2
Manufacturing tooling	3	-	7
Laboratory equipment	4	-	10
Demo equipment		3